Nuveen NWQ International Value Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.4%
	COMMON STOCKS – 97.4%
	Aerospace & Defense – 2.0%
25,246	Thales SA	$2,090,766
	Air Freight & Logistics – 2.4%
93,235	Deutsche Post AG, (2)	2,499,498
	Automobiles – 4.1%
26,383	Hyundai Motor Co, (2)	1,106,501
26,215	Toyota Motor Corp, Sponsored ADR	3,144,489
	Total Automobiles	4,250,990
	Banks – 8.4%
481,934	Bank of Ireland Group PLC, (2), (3)	895,754
38,628	Bank of Ireland Group PLC, (2)	72,005
322,865	ING Groep NV, (2), (3)	1,654,390
202,785	Oversea-Chinese Banking Corp Ltd, (2)	1,228,660
1,104,645	Royal Bank of Scotland Group PLC, (2)	1,523,167
72,900	Sumitomo Mitsui Trust Holdings Inc, (2)	2,094,429
2,291,581	Unicaja Banco SA,144A, (2)	1,308,406
	Total Banks	8,776,811
	Capital Markets – 2.0%
220,799	UBS Group AG	2,044,599
	Chemicals – 1.6%
47,900	Nutrien Ltd	1,637,511
	Commercial Services & Supplies – 1.9%
92,000	Dai Nippon Printing Co Ltd, (2)	1,955,101
	Diversified Financial Services – 1.6%
21,857	Groupe Bruxelles Lambert SA, (2)	1,719,731
	Diversified Telecommunication Services – 3.7%
162,490	Nippon Telegraph & Telephone Corp, ADR, (2)	3,838,014
	Electrical Equipment – 2.2%
77,631	Mabuchi Motor Co Ltd, (2)	2,303,300
	Electronic Equipment, Instruments & Components – 1.4%
175,993	Flex Ltd, (3)	1,473,941

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Energy Equipment & Services – 0.8%
143,893	Tenaris SA, (2)	$868,080
	Food & Staples Retailing – 5.0%
76,400	Seven & i Holdings Co Ltd, (2)	2,523,101
979,743	Tesco PLC, (2)	2,766,820
	Total Food & Staples Retailing	5,289,921
	Health Care Providers & Services – 2.7%
43,583	Fresenius Medical Care AG & Co KGaA	2,844,921
	Household Durables – 1.5%
98,300	Sekisui House Ltd, (2)	1,621,167
	Household Products – 1.0%
13,482	Henkel AG & Co KGaA, (2)	1,078,312
	Industrial Conglomerates – 2.8%
34,534	Siemens AG, (2)	2,891,705
	Insurance – 9.9%
76,686	Ageas, (2)	3,195,657
10,869	Allianz SE, (2)	1,850,963
58,345	Axis Capital Holdings Ltd	2,255,034
109,000	MS&AD Insurance Group Holdings Inc, (2)	3,041,222
	Total Insurance	10,342,876
	Machinery – 1.4%
87,500	Komatsu Ltd, (2)	1,416,049
	Media – 1.3%
48,233	Publicis Groupe SA, (2)	1,378,447
	Metals & Mining – 0.9%
63,993	BHP Group PLC, (2)	993,149
	Multi-Utilities – 2.1%
189,656	National Grid PLC, (2)	2,215,992
	Oil, Gas & Consumable Fuels – 1.9%
59,957	Royal Dutch Shell PLC, Sponsored ADR, (2)	1,958,196
	Pharmaceuticals – 10.7%
37,848	Bayer AG, (2)	2,168,631
129,551	GlaxoSmithKline PLC, (2)	2,430,916
5,131	Roche Holding AG, (2)	1,650,858
38,833	Sanofi, (2)	3,361,959

Shares	Description (1)	Value
	Pharmaceuticals (continued)
54,000	Takeda Pharmaceutical Co Ltd, (2)	$1,644,197
	Total Pharmaceuticals	11,256,561
	Professional Services – 3.4%
41,775	Adecco Group AG, (2)	1,646,211
27,283	Wolters Kluwer NV	1,931,202
	Total Professional Services	3,577,413
	Real Estate Management & Development – 1.8%
373,039	City Developments Ltd, (2)	1,891,557
	Road & Rail – 1.8%
25,000	East Japan Railway Co, (2)	1,891,758
	Semiconductors & Semiconductor Equipment – 3.6%
148,000	MediaTek Inc, (2)	1,588,517
39,400	Rohm Co Ltd, (2)	2,138,718
	Total Semiconductors & Semiconductor Equipment	3,727,235
	Software – 1.7%
16,233	SAP SE, (2)	1,812,380
	Specialty Retail – 1.4%
864,539	Kingfisher PLC, (2)	1,518,570
	Technology Hardware, Storage & Peripherals – 4.5%
44,800	FUJIFILM Holdings Corp, (2)	2,207,723
75,711	Samsung Electronics Co Ltd, (2)	2,467,241
	Total Technology Hardware, Storage & Peripherals	4,674,964
	Textiles, Apparel & Luxury Goods – 1.6%
79,700	Wacoal Holdings Corp, (2)	1,724,849
	Tobacco – 1.9%
200,555	Scandinavian Tobacco Group A/S,144A, (2)	2,013,799
	Wireless Telecommunication Services – 2.4%
156,436	SK Telecom Co Ltd, Sponsored ADR	2,545,214
	Total Long-Term Investments (cost $99,426,849)	102,123,377

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.9%
	REPURCHASE AGREEMENTS – 1.9%
$2,050	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $2,050,192, collateralized by $1,925,000, U.S. Treasury Notes, 2.750%, due 4/30/23, value $2,092,641, (2)	0.000%		$2,050,192
	Total Short-Term Investments (cost $2,050,192)			2,050,192
	Total Investments (cost $101,477,041) – 99.3%			104,173,569
	Other Assets Less Liabilities – 0.7%			691,726
	Net Assets – 100%			$104,865,295
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$15,031,990	$87,091,387	$ —	$102,123,377
Short-Term Investments:
Repurchase Agreements	—	2,050,192	—	2,050,192
Total	$15,031,990	$89,141,579	$ —	$104,173,569

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt